Equity (Details) (USD $)	Jun. 30, 2013	Jun. 27, 2013	Dec. 31, 2012	Apr. 30, 2012
Equity Transactions:
Common Stock for an aggregate purchase price				$ 15,000,000
Total amount of six puts	360,000
Additional put exercised			15,000
Total of these six put shares issuances resulted shares	10,810,000
Issuances resulted shares for proceeds	375,000
KVM agreed to purchase		$ 5,000,000
Shares of common stock for resale		30,000,000